EQUITY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
EQUITY TRANSACTIONS

NOTE 10 – EQUITY TRANSACTIONS

Preferred Stock

The Company’s capital includes 4,988,000 shares of preferred stock as of March 31, 2020. The Board of Directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A preferred stock

The Company has authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share, of which 4,000,000 shares were issued and outstanding as of March 31, 2020. Shares of Series A Preferred Stock may be converted into shares of the Company’s common stock at a 1-to-1 ratio.

Series B preferred stock

The Company has authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share, of which 488,000 were issued and outstanding as of March 31, 2020. Shares of Series B Preferred Stock may be converted into shares of the Company’s common stock at a 1-to-1,000 ratio. On July 12, 2018, the conversion ratio was amended, such that shares of Series B Preferred Stock may be converted into shares of the Company’s common stock at a 1-to-1 ratio.

Series C preferred stock

The Company has authorized 3,300,000 shares of Series C Preferred Stock, par value of $0.00001 per share, of which no shares were issued and outstanding as of March 31, 2020. Series C Preferred Stock may be converted into shares of the Company’s common stock at a 1-to-1,000 ratio.

Series D preferred stock

The Company has authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share, of which 500,000 shares were issued and outstanding as of March 31, 2020. Series D Preferred Stock may be converted into the Company’s common stock at a 1-to-1,000 ratio.

Common Stock

The Company has authorized 900,000,000 shares of common stock, par value of $0.00001 per share, of which 768,967,603 shares were issued and outstanding as of March 31, 2020.

Transactions

On April 30, 2017, the Company entered into a subscription agreement with Joseph Thornburg (the “Thornburg Subscription Agreement”) for the sale and issuance of 29,866,668 shares of common stock for a subscription price of $75,000. As of the date of the Thornburg Subscription Agreement, the Company had previously issued 9,886,668 shares of common stock, resulting in a balance of 20,000,000 shares of common stock. On March 14, 2018, the Company issued the remaining 20,000,000 shares of common stock. The Company offered and sold the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) (in that the issuance of shares of common stock did not involve any public offering).

On October 1, 2015, the Company entered into a consulting agreement with Gone Green Inc. (“Gone Green”) for product development support and consulting services (the “Gone Green Agreement”). In connection with the Gone Green Agreement, on October 28, 2015, the Company issued 30,000,000 shares of common stock, which shares had a per-share fair market value of $0.015 based on the closing price of common stock on the issuance date as reported by the OTC Markets Group, Inc. (“OTCM”), or an aggregate fair market value of $450,000. On March 2, 2016, the Company issued an additional 40,000,000 shares of common stock, which shares had a per-share fair market value of $0.025 based on the closing price of common stock on the issuance date as reported by the OTCM, or an aggregate fair market value of $1 million. On May 16, 2016, the Company issued an additional 50,000,000 shares of common stock, which shares had a per-share fair market value of $0.0036 based on the closing price of the common stock on the issuance date as reported by the OTCM, or an aggregate fair market value of $180,000. On July 6, 2016, the Company entered into a Termination of Consulting Agreement with Gone Green (the “Termination GG Agreement”) because the product development support and consulting services were never provided. Pursuant to the Termination GG Agreement, in April 2018, Gone Green returned to the Company 120,000,000 shares of common stock that the Company previously issued, and the shares were cancelled.

The Company entered into a subscription agreement on June 29, 2016 with Matthew Nicoletti for the purchase of 50,000 shares of Series B Preferred Stock for a purchase price of $9,800. The shares of Series B Preferred Stock were convertible into 50,000,000 shares of common stock. On July 10, 2017, Mr. Nicoletti converted the shares of Series B Preferred Stock into 50,000,000 shares of common stock. The common stock had a fair market value of $0.012 per share at the date of conversion based on the closing price of the common stock as reported by the OTCM on the date of issuance. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock upon conversion of Series B Preferred Stock did not involve any public offering).

On April 10, 2018, the Company entered into a subscription agreement with Matthew Nicoletti for the sale and issuance of 106,000 shares of Series C Preferred Stock for a purchase price $106,000. The Company offered and sold the shares of Series C Preferred Stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of Series C Preferred Stock did not involve any public offering).

Pursuant to the terms of a subscription agreement the Company entered into with Matthew Nicoletti in December 2017, the Company issued 110,000 shares of Series C Preferred Stock for a purchase price of $111,426. The shares were issued on July 18, 2018. The Company offered and sold the shares of the Series C Preferred Stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of Series C Preferred Stock did not involve any public offering).

Pursuant to the terms of an Employment Agreement, dated September 1, 2018, between Christopher Selinger and the Company (the “Selinger Employment Agreement”), the Company issued to Mr. Selinger 10,000,000 shares of common stock, which shares had a per-share fair market value of $0.0136, based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

Pursuant to the terms of an Offer Letter with Matthew Crystal (the “Crystal Agreement”), the Company issued 500,000 shares of common stock to Matthew Crystal on September 7, 2018, as payment for his professional services to the Company, which shares, at the date of their issuance, had a per-share fair market value of $0.0136 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On November 16, 2018, Matthew Nicoletti converted 45,000 shares of Series C Preferred Stock into 45,000,000 shares of common stock. At the conversion date, the shares of common stock had a per-share fair market value of $0.0939, which was based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On February 11, 2019, Matthew Nicoletti converted 55,000 shares of Series C Preferred Stock into 55,000,000 shares of common stock. At the conversion date, the shares of common stock had a per-share fair market value of $0.0939840, which was based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On April 17, 2019, the Company issued 52,000,000 shares of common stock in connection with the conversion of 52,000 shares of Series C Preferred Stock by Quantum Capital Group LLC (“Quantum”). The shares of common stock, at the date of conversion, had a fair market value of $0.076 based on the closing price of common stock as reported by the OTCM on the date of issuance. We issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

On March 18, 2019, the Company issued 58,000,000 shares of common stock in connection with the conversion of 58,000 of shares of Series C Preferred Stock by Quantum. The shares of common stock at the date of conversion had a per-share fair market value of $0.0785 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

The Company issued 100,000 shares of common stock to each of Jazmin Gonzalez and Michelle Motta on May 23, 2019, as an incentive bonus that, at the date of issuance, had a per-share fair market value of $0.131 based on the closing price of common stock on the date of issuance as reported by the OTCM. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of the shares of common stock did not involve any public offering). On November 7, 2019, the 100,000 shares that had been issued to Michelle Motta were forfeited to the Company and cancelled.

The Company entered into a sponsorship agreement with Ryan Dodd, a professional waterski jumper, on May 1, 2019 (the “Dodd Agreement”), and, in connection therewith, issued him 262,500 shares of common stock on May 23, 2019 At the date of issuance, the shares of common stock had a fair market value of $0.131 per share based on the closing price of common stock on the date of issuance as reported by the OTCM. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of the shares of common stock did not involve any public offering).

On June 13, 2019, the Company, through its wholly-owned subsidiary, HighDrate, entered into a Confidential Settlement Agreement (“the “Settlement Agreement”) with Tre Holdco Inc. (“Tre Holdco”). Pursuant to the Settlement Agreement, Tre Holdco assigned U.S. Trademark Reg. No. 5,351,770 for the mark “Highdrate” to the Company and, in exchange, the Company paid to Tre Holdco a cash payment in the amount of $22,500 and issued to Tre Holdco 500,000 shares of common stock. The shares were issued on June 17, 2019 and, on such date, the per-share fair market value, based on the closing price of common stock as reported by the OTCM, was $0.1185. The Company issued the shares in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of the shares of common stock did not involve any public offering).

On July 15, 2019, the Company issued 106,000,000 shares of common stock in connection with the conversion of 106,000 shares of Series C Preferred Stock by Quantum. The shares of common stock had a per-share fair market value of $0.1081 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

Pursuant to the terms of an offer letter dated September 8, 2019, by and between William Jeffrey Outlaw and the Company, on July 30, 2019, the Company issued 10,000,000 shares of common stock to its independent director, William Jeffrey Outlaw, as payment for his services in that capacity. At the date of issuance, the per-share fair market value was $0.111 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

The Company issued 5,000,000 shares of common stock on April 3, 2020 to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

The Company issued 85,000 shares of common stock on April 3, 2020 to Ryan Dodd pursuant to a sponsorship agreement with Ryan Dodd. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of common stock as reported by the OTCM on the date of issuance. The Company issued the shares of common stock in reliance on the exemption from registration pursuant to Section 4(a)(2) of the Securities Act (in that the issuance of shares of common stock did not involve any public offering).

NOTE 10 – EQUITY TRANSACTIONS

Preferred Stock

The Company’s capital includes 4,988,000 and 5,909,000 shares of preferred stock as of December 31, 2019, and 2018, respectively. The Board of Directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A preferred stock

The Company has authorized 4,000,000 shares of preferred stock series A, with a par value of $.00001, of which 4,000,000 shares were issued and outstanding as of December 31, 2019, and 2018, respectively. Preferred Series A Stock shall be convertible to shares of the Corporation’s common stock at a 1 to 1 ratio.

Series B preferred stock

The Company has authorized 1,200,000 shares of preferred stock series B, with a par value of $.00001, of which 488,000 were issued and outstanding as of December 31, 2019, and 2018, respectively. Preferred Series B Stock shall be convertible to shares of the Corporation’s common stock at a 1 to 1000 ratio. On July 12, 2018 an amendment was issued, in which Preferred Series B Stock shall be convertible to shares of the Corporation’s common stock at a 1 to 1 ratio.

Series C preferred stock

The Company has authorized 3,300,000 shares of preferred stock series C, with a par value of $.00001, of which 55,000, and 0 were issued and outstanding as of December 31, 2019, and 2018, respectively. Preferred Series C Stock shall be convertible to the Corporation’s common stock at a 1 to 1000 ratio.

Series D preferred stock

The Company has authorized 500,000 shares of preferred stock series D, with a par value of $.00001, of which 500,000 were issued and outstanding as of December 31, 2019, and 2018, respectively. Preferred Series D Stock shall be convertible to the Corporation’s common stock at a 1 to 1000 ratio.

Common Stock

The Company has authorized 900,000,000 shares of common stock with a par value of $.00001, of which 763,967,603 and 541,965,449 were issued and outstanding as of December 31, 2019, and 2018, respectively.

Transactions

On January 24, 2018, the Company issued 500,000 shares of restricted Series D preferred stock to an executive of the Company as part of the executive’s compensation. These shares had a fair market value of $.0158 at the date of issuance.

February 1, 2018, the Company cancelled 8,000,000 shares of restricted common stock. These shares were originally issued January 16, 2016.

On March 6, 2018, the Company converted 55,000 restricted Series C preferred shares, originally issued December 22, 2018, into 55,000,000 shares of restricted common stock. These shares had a fair market value of $.016 at the date of conversion.

The Company entered into a subscription agreement on April 17, 2017 for 29,866,668 shares of restricted common stock. At the time of the agreement, 9,886,668 shares of restricted stock were previously issued to the shareholder. On March 14, 2018 the Company issued the remaining 20,000,000 shares.

On April 19, 2018, 120,000,000 shares of restricted common stock were returned to the Company. These shares were originally issued as part of an agreement for services; however, services were never rendered.

On April 19, 2018, 40,000,000 shares of restricted common stock were returned to the Company by an executive. These shares were originally issued to the executive as part of a compensation package, and the subsequent return of the restricted stock is accounted for by the Company as accrued compensation on the balance sheet.

The Company entered into a subscription agreement on April 10, 2018 for 106,000 shares of restricted Series C preferred stock. On July 1, 2018, these shares were issued.

The Company entered into a subscription agreement on December 22, 2017 for 110,000 shares of restricted Series C preferred stock. On July 18, 2018, these shares were issued.

As part of a settlement for compensation, the Company issued 10,000,000 shares of restricted common stock to an employee on September 7, 2018. These shares had a fair market value of $.0136 at the date of issue.

On September 7, 2018, the Company issued 500,000 shares restricted common stock as payment for professional services. These shares had a fair market value at the date of issue of $.0136.

The Company entered into a subscription agreement on March 17, 2017 for 100,000 shares of restricted Series C preferred stock, whereas the shares were convertible into 100,000,000 shares of common stock. On July 18, 2018, these shares were issued. On November 16, 2018, 45,000 these shares were converted into restricted common stock and had a fair market value of $.0939 at the date of conversion. The remaining 55,000 shares of Series C preferred stock were reissued.

As part of a settlement for compensation, the Company issued 5,000,000 shares of restricted common stock to an employee on January 16, 2019. These shares had a fair market value of $.0554 at the date of issue.

The Company entered into a subscription agreement on March 17, 2017 for 100,000 shares of restricted Series C preferred stock, whereas the shares were convertible into 100,000,000 shares of common stock. On July 18, 2018, these shares were issued. On November 16, 2018, 45,000 of these shares were converted into restricted common stock and had a fair market value of $.0939 at the date of conversion. The remaining 55,000 shares of Series C preferred stock were reissued. On February 11, 2019, the remaining 55,000 shares of Series C preferred stock were converted to restricted common stock and had a fair market value of $.84 at the date of conversion.

The Company entered into a subscription agreement on December 22, 2017 for 110,000 shares of restricted Series C preferred stock, whereas the shares were convertible into 110,000,000 shares of restricted common stock. On July 18, 2018, these shares were issued. On March 29, 2019, 58,000 of these shares were converted into 52,000,000 shares of restricted common stock and had a fair market value of $.08 on the date of conversion. On March 4, 2019, the 52,000 remaining shares of Series C preferred stock were converted into 52,000,000 shares of restricted common stock and had a fair market value of $.082 on the date of conversion.

On May 23, 2019, the Company issued 200,000 shares of restricted common stock to two (2) employees for employee appreciation. The fair market value at the date of issue was $.1310. On November 7, 2019, 100,000 of these shares were returned to the Company.

On May 23, 2019, the Company issued 262,500 shares of restricted common stock for a sponsorship agreement signed in May 2019, with an athlete. The fair market value at the date of issue was $.1310.

On June 13, 2019, the Company entered into a legal agreement for the purchase of the U.S. Trademark Reg. No. 5,351,770 for “Highdrate” for cash payment and 500,000 shares of restricted common stock On June 17, 2019, the Company issued those shares. The fair market value at the date of issue was $.1185.

The Company entered into a subscription agreement on April 10, 2018 for 106,000 shares of restricted Series C preferred stock, whereas the shares were convertible into 106,000,000 shares of restricted common stock. On July 1, 2018, these shares were issued. On July 15, 2019, the Company converted these shares of Series C Preferred Stock into shares of restricted common stock. The fair market value at the date of conversion was $.1081.

On July 30, 2019, the Company issued 10,000,000 shares of restricted common stock as payment for professional services. The fair market value at the date of issue was $.1110.

On July 30, 2019, 14,860,346 shares of restricted common stock were forfeited to the Company. These shares were originally for services rendered.

On July 31, 2019, 50,000,000 shares of restricted common stock were returned to the Company by an executive. These shares were originally issued to the executive as part of a compensation package, and the subsequent return of the restricted stock is accounted for by the Company as accrued compensation on the balance sheet.

On November 7, 2019, 100,000 shares of restricted common stock were forfeited to the Company by an employee. These shares were originally issued May 23, 2019.